Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and due from banks	$ 17,031	$ 16,684
Interest-bearing deposits in other banks	691	1,349
Overnight funds sold and due from Federal Reserve Bank	46,024	85,586
Investment securities available for sale, at fair value	198,174	302,221
Restricted equity securities, at cost	9,830	15,827
Loans held for sale	56,486	22,092
Loans	1,541,502	1,422,935
Allowance for loan losses	(23,184)	(27,050)
Net loans	1,518,318	1,395,885
Premises and equipment, net	52,245	63,519
Interest receivable	4,116	4,503
Other real estate owned and repossessed assets, net of valuation allowance	12,409	21,721
Bank-owned life insurance	50,695	49,536
Net deferred tax assets, net of valuation allowance	92,142	0
Other assets	7,779	9,683
Totals assets	2,065,940	1,988,606
Deposits:
Noninterest-bearing demand	298,351	266,921
Interest-bearing:
Demand	693,413	621,066
Savings	61,023	56,221
Time deposits:
Less than $100	343,031	342,794
$100 or more	309,327	294,346
Total deposits	1,705,145	1,581,348
Federal Home Loan Bank borrowings	25,000	165,847
Other borrowings	29,689	29,224
Interest payable	463	560
Other liabilities	15,022	14,130
Total liabilities	$ 1,775,319	$ 1,791,109
Commitments and contingencies
Shareholders' equity:
Preferred stock, 1,000,000 shares authorized; none issued and outstanding	$ 0	$ 0
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 171,128,266 and 170,572,217 shares issued and outstanding on December 31, 2015 and 2014, respectively	1,711	1,706
Capital surplus	590,417	588,692
Accumulated deficit	(302,580)	(395,535)
Accumulated other comprehensive income, net of tax	560	2,134
Total shareholders' equity before non-controlling interest	290,108	196,997
Non-controlling interest	513	500
Total shareholders' equity	290,621	197,497
Total liabilities and shareholders' equity	$ 2,065,940	$ 1,988,606